THE ALGER FUNDS II
111 Fifth Avenue
New York, New York  10003

August 3, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attention:  Patricia Williams

Re:                               The Alger Funds II (File Nos.: 811-1743, 33-98102)

Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of The Alger Funds II (the “Trust”), transmitted for filing pursuant to Rule 485(b)(1) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 28 (the “Amendment”) under the Securities Act to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment , which includes a new series of the Trust, “Alger Dynamic Opportunities Fund” (the “Fund”), is marked to show changes made in response to comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “SEC”) to Post-Effective Amendment No. 27 to the Registration Statement.  Post-Effective Amendment No. 27 to the Registration Statement was filed with the SEC on May 20, 2009 in order to register the Fund in a stand-alone prospectus (the “Prospectus”), and to include it in the statement of additional information (“SAI”) with the other series of the Trust.  Comments were provided by telephone to Lisa A. Moss by Patricia Williams of the Staff on July 16, 2009.  For the convenience of the Staff, comments have been summarized below and the Trust’s response follows each comment.  References in the responses to the Prospectus or SAI are to those filed as part of the Amendment.  Capitalized terms used but not defined herein have the meanings assigned to them in the Amendment.

PROSPECTUS

Risk/Return Summary:  Page 1

1.                                      Staff Comment:  How will the Fund achieve its objective of long-term capital appreciation when it holds significant amounts of cash?

Response:   We have revised the Fund’s investment objective as follows:

“The Fund seeks long-term capital appreciation with emphasis on risk-adjusted returns and lower volatility.”

2.                                      Staff Comment:  The second full paragraph discloses that the Fund may sell securities short.  Please confirm that if the Fund sells securities short, interest income will be reflected in the fee table.

Response:  As I confirmed during our conversation, if the Fund sells securities short, interest income will be reflected in the fee table.  We have revised the fee table accordingly.

3.                                      Staff Comment:  The third bullet under principal risks discloses the risks of investing in securities issued by small capitalization companies.  If investing in such securities represents a principal risk of the Fund, please add disclosure regarding this strategy to the Fund’s principal strategies.

Response:  In the paragraph discussing the Fund’s principal strategy, on page 1 of the Prospectus, The second to last sentence said “The Fund has no specific guidelines or restrictions governing the concentration of the Fund’s portfolio in specific entities, sectors or market capitalizations.”   We have added the bolded language in the next sentence to clearly disclose that the Fund may, as a principal strategy, invest in securities issued by small capitalization companies:

“The Fund has no specific guidelines or restrictions governing the concentration of the Fund’s portfolio in specific entities, sectors or market capitalizations.  As such, the Fund may invest a portion of its assets in securities issued by small capitalization companies.”

4.                                      Staff Comment:  Add foreign securities risk and junk bond risk to the list of principal risks.  If the disclosure is already included, please point it out.

Response:  With respect to foreign securities, we have added the following language to Page 3 of the Prospectus:

“The Fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies.  Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and different auditing and legal standards.”

With respect to junk bonds, we note that we have added the phrase “junk bonds” to the 8th bullet listed in the risk section, in bold below, disclosing “the potential for a decline in the value of the Fund’s portfolio securities in the event of an issuer’s falling credit rating or actual default.   This risk is greater with respect to lower-rated securities (junk bonds), which are generally less liquid and subject to greater price volatility.”

5.                                      Staff Comment:  The first full paragraph discloses that the Fund is non-diversified.  Please delete the word “more” from the final phrase that currently says “…a fund that has a more diversified portfolio.”

Response:  The requested change has been made.

Fee Table:  Page 4

6.                                      Staff Comment:  Please disclose estimated dividends on short sales.

Response:  The requested changes have been made.

7.                                      Staff Comment:  Please confirm that the Fee Waiver noted in the third footnote will run for at least one year from the date of the Prospectus.

Response:  The waiver will run through September 1, 2010, which is a year from the date of the Prospectus.

Additional Information About the Fund’s Investments: Page 5

8.                                      Staff Comment:  Please specify whether all risks disclosed in this section are non-principal risks.  Any principal risks must be included in the Risk/Return Summary.

Response: We have deleted the disclosure regarding foreign securities, because that risk is a principal risk of the Fund, and is disclosed in the Risk/Return Summary.  We have determined that each of the investments listed in this section are not principal strategies or risks of the Fund.  Therefore, we believe that the disclosure on pages 6 - 8 (rather than in the principal strategies and risks section of the Prospectus) regarding the listed investments is appropriate.

Management and Organization:  Page 9

9.                                      Staff Comment:  The Merrill Lynch 3-Month Treasury Bill Index cannot be used as an advisory fee benchmark.  It is not appropriate for a fund that invests in equity securities, short sales and options.

Response:  In response to Staff comments, the Fund’s investment objective has been revised as follows:  “The Fund seeks long-term capital appreciation with emphasis on risk-adjusted returns and lower volatility.”  While at times the Fund may invest heavily in equity securities, and intends to engage in short sales and options strategies, the Fund may also hold significant amounts of cash.  Because of its emphasis on lower volatility, we believe that utilization of the Merrill Lynch 3-Month Treasury Bill Index as the Fund’s benchmark both in the Performance section of the Prospectus, and in calculating the performance adjustment portion of the Fund’s management fee, is appropriate.  We respectfully request the opportunity to discuss the Staff’s views, and note that the Amendment does not go effective until September 2.  We undertake not to allow the Amendment to go effective until we have resolved this issue with the Staff, however it was necessary to file the Amendment on August 3 to delay effectiveness of the filing made under Rule 485(a) under the Securities Act.

10.                                Staff Comment:  The management fee must be disclosed in a tabular format.  Please revise the disclosure to clarify that the performance fee adjustment will be applied to average net assets over the previous 12 month period.

Response:  The required disclosure has been added.

STATEMENT OF ADDITIONAL INFORMATION

Disclosure of Portfolio Holdings:  Page 21

11.                                Staff Comment:  Please add the disclosure required by Item 11(f) of Form N-1A.

Response:  The required disclosure has been added.  Additionally, please see pages A-11 and A-12 of the prospectus, regarding “Disclosure of Portfolio Holdings.”

Management Trustees and Officers of the Trust

Compensation Table:  Page 33

12.                                Staff Comment:  Please disclose the number of Registrants in The Alger Fund Complex.

Response:  The “Alger Fund Complex” is defined on footnote 3, on page 31 of the SAI.  In addition to the Trust, it includes the four other registered investment companies managed by Alger Management.

Additionally, immaterial updates to the Registration Statement have been made, including disclosure regarding the Trust’s Interfund Lending Exemptive Application, which has been noticed by the SEC.  Related performance has also been added to the Registration Statement.

I represent that the filing does not include any disclosure that would render it ineligible to become effective pursuant to Rule 485(b) under the Securities Act

Should members of the Staff have any questions or comments regarding the Amendment, they should call me at 212.806.8833 or e-mail lmoss@alger.com.

Very truly yours,

/s/ Lisa A. Moss
Lisa A. Moss

cc:  Hal Liebes, Esq.